WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 82.6%
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 2.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000	$488,406	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,670,000	1,324,411	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000	389,198	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	559,810	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	580,418	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	549,648	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	340,000	285,184
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	540,000	533,475	(a)

Total Diversified Telecommunication Services				4,710,550

Entertainment - 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	745,537	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	574,108	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	350,000	303,065	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	129,840	(a)

Total Entertainment				1,752,550

Interactive Media & Services - 0.8%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	190,000	175,469	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,500,000	1,224,165	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	890,000	423,243	(a)

Total Interactive Media & Services				1,822,877

Media - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	488,765	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	608,707
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,400,000	4,140,300	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	320,862	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,220,000	1,082,284	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	279,320
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,413,080

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	$763,656
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	840,397	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	55,423	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	185,209	(a)
News Corp., Senior Notes	3.875%	5/15/29	330,000	290,103	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	530,185	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	180,000	156,682	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000	242,921	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	970,000	887,869	(a)

Total Media				12,285,763

Wireless Telecommunication Services - 2.3%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	542,973	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,020,000	844,186	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,430,000	1,346,402	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	519,308	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	950,000	1,133,122
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,179,899	(a)

Total Wireless Telecommunication Services				5,565,890

TOTAL COMMUNICATION SERVICES				26,137,630

CONSUMER DISCRETIONARY - 23.6%
Automobile Components - 1.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	42,000	40,890
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,700,000	1,401,173
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	215,836	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000	1,576,507	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	670,000	679,462	(a)

Total Automobile Components				3,913,868

Automobiles - 2.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	5,770,000	4,509,304
Ford Motor Co., Senior Notes	6.100%	8/19/32	860,000	822,530

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	640,000		$652,079
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	860,000		828,907	(a)

Total Automobiles					6,812,820

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550		752,032	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	740,003		835,278	(a)(b)

Total Distributors					1,587,310

Diversified Consumer Services - 1.5%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	338,000		315,319	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000		477,785	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000		848,598	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000		276,001	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	660,000		551,374	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000		1,119,148	(a)

Total Diversified Consumer Services					3,588,225

Hotels, Restaurants & Leisure - 14.4%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	486,583	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000		298,125	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	530,000		538,603	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	390,000		341,731	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	850,000		854,086	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		1,138,758	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000		1,396,499	(a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000		528,090	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,470,000		1,600,087	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,240,000		1,068,260	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000		398,346	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000		1,033,145	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000		1,234,263
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	7.819%	7/16/35	1,232,000	GBP	1,115,649	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000		190,181	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,270,000		$1,066,076	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	800,000		851,600	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,980,000		1,868,751	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000		571,336	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	1,720,000		1,668,311	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		1,083,000	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		765,264	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	930,000		1,014,189	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	1,040,000		906,858
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,190,000		1,209,220	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,232,004	(c)
Sands China Ltd., Senior Notes	4.300%	1/8/26	320,000		299,946
Sands China Ltd., Senior Notes	5.650%	8/8/28	500,000		472,348
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		166,835
Sands China Ltd., Senior Notes	3.500%	8/8/31	1,470,000		1,183,793
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000		317,249	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000		290,569	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000		467,983	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000		749,789	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000		1,468,333	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		363,857	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000		1,058,235	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000		371,315	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		187,926	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		513,673	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	870,000		768,398	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	390,000		349,481	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000		855,737	(a)

Total Hotels, Restaurants & Leisure					34,344,482

Household Durables - 0.2%
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	190,000		178,735	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000		301,525	(a)

Total Household Durables					480,260

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 2.4%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	$258,957	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	550,000	575,910	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	110,000	110,133
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	780,000	761,453	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	222,601	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	481,750	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000	339,107	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	334,893	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	650,000	451,165	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	650,000	542,523	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	437,605	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,370,000	1,245,878	(a)

Total Specialty Retail				5,761,975

TOTAL CONSUMER DISCRETIONARY				56,488,940

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	323,363	(a)

Food Products - 0.6%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	760,000	743,546	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	440,000	423,372	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000	266,605	(a)

Total Food Products				1,433,523

Personal Care Products - 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	180,000	156,157	(a)

TOTAL CONSUMER STAPLES				1,913,043

ENERGY - 11.5%
Energy Equipment & Services - 1.3%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	606,725	(a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	569,260	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,610,000	1,418,179	(a)
Transocean Inc., Senior Secured Notes	8.750%	2/15/30	532,000	544,747	(a)

Total Energy Equipment & Services				3,138,911

Oil, Gas & Consumable Fuels - 10.2%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	770,000	720,738	(a)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,732,659	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	420,000	$421,599	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,110,000	1,091,932	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	78,179	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,640,000	1,617,958	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	527,079	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,020,000	1,044,347	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	51,077	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	443,708	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	190,000	194,103	(a)
Earthstone Energy Holdings LLC, Senior Notes	9.875%	7/15/31	800,000	877,828	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	600,000	587,502	(a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	137,127	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,170,788	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	710,000	630,040	(d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,570,000	1,611,690	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,135,935
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	376,665	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	800,000	771,179	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	549,361	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	900,000	860,657	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	910,000	913,012	(a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	1,180,000	1,139,261	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	146,494
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	852,033
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	207,917	(a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	420,000	437,537
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,596,502

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	535,000	$516,756	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	412,042	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	780,221	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	518,055	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	138,296	(a)

Total Oil, Gas & Consumable Fuels				24,290,277

TOTAL ENERGY				27,429,188

FINANCIALS - 7.6%
Banks - 1.9%
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	589,470	(a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	681,184	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	709,605	(a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	267,146	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	880,501	(d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	725,416	(d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	730,064	(a)(d)

Total Banks				4,583,386

Capital Markets - 0.7%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	620,365	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	250,000	243,276

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	$253,404	(a)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	520,000	540,299	(a)(d)

Total Capital Markets				1,657,344

Consumer Finance - 0.5%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	490,025	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	314,350	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	550,000	466,711	(a)

Total Consumer Finance				1,271,086

Financial Services - 3.5%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	506,773	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	431,578	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	749,250	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,543,942	2,392,018	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,001,000	879,514	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	600,000	604,608	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	301,550	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,148,117	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	443,947	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	101,614	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	731,048	(a)

Total Financial Services				8,290,017

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	$665,847	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	295,363	(a)

Total Insurance				961,210

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,150,000	903,049	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	289,775	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	117,842	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				1,310,666

TOTAL FINANCIALS				18,073,709

HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	373,387	(a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	270,917	(a)

Total Health Care Equipment & Supplies				644,304

Health Care Providers & Services - 2.1%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	300,000	226,873	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	149,996	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	700,000	429,954	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	34,583	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	836,900	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	750,163
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,374,362	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	70,000	27,555	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	473,148
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	720,000	643,523
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	218,707	(a)

Total Health Care Providers & Services				5,165,764

Health Care Technology - 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	620,000	539,029	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 2.6%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	700,000	$632,706	(a)
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	160,000	130,910	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	680,000	558,407	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	421,051	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	186,219	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	151,462	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000	213,941	*(a)(f)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	800,000	570,291	*(a)(f)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	359,805
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,160,000	2,021,028
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	208,708
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	689,471

Total Pharmaceuticals				6,143,999

TOTAL HEALTH CARE				12,493,096

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
Bombardier Inc., Senior Notes	7.875%	4/15/27	430,000	429,349	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	650,000	637,524	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,590,000	1,597,561	(a)

Total Aerospace & Defense				2,664,434

Building Products - 0.7%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	226,780	(a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	1,550,000	1,315,423	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	240,000	222,957	(a)

Total Building Products				1,765,160

Commercial Services & Supplies - 3.2%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	280,000	244,663	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,030,000	980,724	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,000,000	$846,315	(a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	437,946	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	940,000	944,576
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	615,118
GEO Group Inc., Secured Notes	10.500%	6/30/28	347,000	347,415
GEO Group Inc., Secured Notes	9.500%	12/31/28	1,460,000	1,445,400	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	730,000	686,638	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	472,023	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	810,000	717,362	(a)

Total Commercial Services & Supplies				7,738,180

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	350,000	336,343	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	400,000	386,529	(a)

Total Construction & Engineering				722,872

Ground Transportation - 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	420,736	(a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	358,220
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	120,000	122,140	(a)

Total Ground Transportation				901,096

Industrial Conglomerates - 0.1%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	340,000	292,731	(a)

Machinery - 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	1,090,000	969,616	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	338,756
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	447,960	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	534,048
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	476,301	(a)

Total Machinery				2,766,681

Passenger Airlines - 2.5%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	609,661	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,460,000	2,355,194	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	570,000	$527,992	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,200,000	1,202,496	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	310,000	310,612	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,154,000	1,027,609	(a)

Total Passenger Airlines				6,033,564

Professional Services - 0.3%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	510,000	510,498	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	210,000	(a)

Total Professional Services				720,498

Trading Companies & Distributors - 2.2%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	453,941	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	375,820	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,800,000	1,573,293	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	160,000	152,390
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,230,000	1,170,050
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	640,000	548,009
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	950,000	945,034	(a)

Total Trading Companies & Distributors				5,218,537

TOTAL INDUSTRIALS				28,823,753

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 1.0%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,000,000	1,488,076	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	662,829	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	241,857	(a)

Total Communications Equipment				2,392,762

IT Services - 0.2%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	350,000	305,539	(a)

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	$651,623	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	327,010	(a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	251,963	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	263,667	(a)

Total Software				1,494,263

Technology Hardware, Storage & Peripherals - 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	482,792	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	753,350	(a)

Total Technology Hardware, Storage & Peripherals				1,236,142

TOTAL INFORMATION TECHNOLOGY				5,428,706

MATERIALS - 5.7%
Chemicals - 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	118,012	83,198	(a)(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	900,000	824,234	(a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	333,692	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	200,000	183,314

Total Chemicals				1,424,438

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	326,801	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	860,000	806,482	(a)

Total Construction Materials				1,133,283

Containers & Packaging - 2.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,610,000	2,100,664	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	162,740	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,140,000	1,112,764	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,460,000	1,181,110	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	310,991	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	10,000	10,099

Total Containers & Packaging				4,878,368

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.6%
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	100,000	$102,249	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,480,000	1,442,807	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,710,000	1,742,272	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,347,666
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	179,531	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,390,000	1,308,121	(a)

Total Metals & Mining				6,122,646

TOTAL MATERIALS				13,558,735

REAL ESTATE - 2.6%
Diversified REITs - 0.6%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	860,973
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	328,495	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	231,449

Total Diversified REITs				1,420,917

Health Care REITs - 0.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	230,000	226,421
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	305,951
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	702,533

Total Health Care REITs				1,234,905

Hotel & Resort REITs - 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	150,000	138,901	(a)
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000	151,356
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	983,641
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000	568,455

Total Hotel & Resort REITs				1,842,353

Real Estate Management & Development - 0.7%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	575,187	(a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	620,000	578,866	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	361,508	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	111,018	(a)

Total Real Estate Management & Development				1,626,579

TOTAL REAL ESTATE				6,124,754

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.4%
Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	$249,561	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	190,000	167,384	(a)

Total Gas Utilities				416,945

Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	580,362

TOTAL UTILITIES				997,307

TOTAL CORPORATE BONDS & NOTES (Cost - $210,398,725)				197,468,861

ASSET-BACKED SECURITIES - 7.1%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	8.920%	4/15/34	250,000	239,334	(a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.930%	4/15/34	250,000	241,374	(a)(d)
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	8.688%	1/20/35	250,000	248,673	(a)(d)
Clover CLO LLC, 2018-1A DR (3 mo. Term SOFR + 3.362%)	8.688%	4/20/32	280,000	280,422	(a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.208%	1/17/32	370,000	365,093	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	12.088%	10/20/34	650,000	588,746	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.738%	4/20/31	1,575,000	1,547,596	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.436%	4/20/35	670,000	654,396	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	8.488%	7/20/29	250,000	249,616	(a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.257%	4/24/34	250,000	241,332	(a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.670%	7/15/34	250,000	233,074	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. Term SOFR + 8.052%)	13.431%	8/20/32	250,000	222,461	(a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	8.608%	4/15/35	400,000	377,078	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.112%	4/19/34	160,000	148,066	(a)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. Term SOFR + 7.262%)	12.570%	4/15/29	300,000	$278,185	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.288%	7/20/31	250,000	245,652	(a)(d)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. Term SOFR + 6.762%)	12.070%	7/15/32	500,000	479,701	(a)(d)
Catskill Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 3.962%)	9.288%	4/20/29	1,000,000	1,007,212	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	10.970%	4/17/30	250,000	208,164	(a)(d)
Dryden Senior Loan Fund, 2015-40A DR (3 mo. Term SOFR + 3.362%)	8.726%	8/15/31	250,000	239,697	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 6.762%)	12.070%	1/15/35	410,000	399,602	(a)(d)
Goldentree Loan Management CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	7.488%	4/20/30	500,000	493,905	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.070%	4/15/31	350,000	327,164	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.520%	4/15/31	250,000	207,038	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.288%	1/20/30	460,000	418,816	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.288%	1/20/33	350,000	346,876	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.250%	10/15/31	750,000	718,845	(a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.563%	7/25/34	500,000	485,837	(a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	7.920%	10/15/30	250,000	247,579	(a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.118%	1/20/32	500,000	466,926	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. Term SOFR + 2.912%)	8.238%	1/20/31	250,000	235,649	(a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.690%	7/15/31	250,000	224,713	(a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.470%	4/15/34	900,000	862,501	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. Term SOFR + 3.112%)	8.422%	10/18/29	250,000	243,810	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Neuberger Berman Loan Advisers CLO Ltd., 2019-34A ER (3 mo. Term SOFR + 6.500%)	11.826%	1/20/35	600,000	$581,474	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.013%	10/13/31	300,000	270,899	(a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	11.920%	7/15/34	250,000	246,325	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.708%	4/15/31	270,000	272,700	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.838%	7/20/34	310,000	291,477	(a)(d)
Symphony CLO Ltd., 2020-22A D (3 mo. Term SOFR + 3.412%)	8.722%	4/18/33	825,000	796,902	(a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	9.182%	4/19/34	250,000	248,130	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. Term SOFR + 7.312%)	12.620%	4/15/35	250,000	233,154	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. Term SOFR + 3.082%)	8.390%	4/15/27	350,000	340,297	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $16,791,571)				17,056,491

SENIOR LOANS - 5.1%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. Term SOFR + 5.000%)	10.446%	8/2/27	735,886	728,402	(d)(g)(h)

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.5%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.081%	5/6/30	500,000	499,922	(d)(g)(h)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.881%	3/30/27	332,350	328,508	(d)(g)(h)
Truck Hero Inc., Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.196%	1/31/28	361,675	351,429	(d)(g)(h)

Total Automobile Components				1,179,859

Diversified Consumer Services - 0.2%
Adtalem Global Education Inc., Term Loan B (1 mo. Term SOFR + 4.114%)	9.446%	8/12/28	273,279	273,835	(d)(g)(h)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.946%	4/13/28	256,000	193,600	(d)(g)(h)

Total Diversified Consumer Services				467,435

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.5%
Equinox Holdings Inc., Term Loan B2	14.538- 14.731%	3/8/24	436,500	$423,134	(d)(g)(h)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	7.592%	1/2/25	562,154	559,343	(d)(g)(h)(i)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.412%	4/13/29	247,500	248,009	(d)(g)(h)

Total Hotels, Restaurants & Leisure				1,230,486

Specialty Retail - 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.000%)	11.429%	6/19/26	680,385	676,983	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				3,554,763

FINANCIALS - 0.3%
Financial Services - 0.2%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.946%	7/29/30	248,125	247,403	(d)(g)(h)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. USD LIBOR + 6.750%)	12.288%	4/7/28	200,000	189,250	(d)(g)(h)

Total Financial Services				436,653

Insurance - 0.1%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.431%	8/19/28	307,675	296,800	(d)(g)(h)

TOTAL FINANCIALS				733,453

HEALTH CARE - 0.9%
Health Care Providers & Services - 0.8%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.500%)	9.842%	11/15/28	288,550	227,955	(d)(g)(h)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.253%	2/18/27	552,370	439,726	(d)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (3 mo. Term SOFR + 4.012%)	9.377%	11/16/25	225,068	223,577	(d)(g)(h)
One Call Corp., First Lien Term Loan B (3 mo. Term SOFR + 5.762%)	11.113%	4/22/27	664,400	525,706	(d)(g)(h)
U.S. Renal Care Inc., Closing Date Term Loan (3 mo. Term SOFR + 5.000%)	10.346%	6/20/28	802,984	516,587	(d)(g)(h)

Total Health Care Providers & Services				1,933,551

Pharmaceuticals - 0.1%
Agiliti Health Inc., 2023 Term Loan B (3 mo. Term SOFR + 3.000%)	8.247%	5/1/30	300,000	299,439	(d)(g)(h)

TOTAL HEALTH CARE				2,232,990

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.398%	4/11/29	309,225	$282,683	(d)(g)(h)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.446%	8/27/25	247,475	247,739	(d)(g)(h)

Total Commercial Services & Supplies				530,422

Ground Transportation - 0.1%
Carriage Purchaser Inc., Term Loan B (1 mo. Term SOFR + 4.364%)	9.696%	9/29/28	247,481	243,228	(d)(g)(h)

Passenger Airlines - 0.3%
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	9.292%	4/21/28	788,553	791,807	(d)(g)(h)

Professional Services - 0.4%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.681%	3/17/28	834,765	837,027	(d)(g)(h)

TOTAL INDUSTRIALS				2,402,484

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (3 mo. Term SOFR + 4.250%)	9.769%	11/29/25	135,303	127,878	(d)(g)(h)

Software - 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.331%	10/16/26	486,231	485,217	(d)(g)(h)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.331%	2/19/29	790,000	741,778	(d)(g)(h)
MRI Software LLC, Second Amendment Term Loan	10.835- 10.970%	2/10/26	90,813	88,940	(d)(g)(h)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.842%	2/10/26	157,905	154,648	(d)(g)(h)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.181%	2/1/28	247,422	245,470	(d)(g)(h)

Total Software				1,716,053

TOTAL INFORMATION TECHNOLOGY				1,843,931

MATERIALS - 0.3%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC, Initial Term Loan (1 mo. Term SOFR + 4.350%)	9.681%	4/2/29	247,500	248,583	(d)(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	17.000%	12/31/27	535,239	$466,141	(g)(h)(i)(j)

TOTAL MATERIALS				714,724

TOTAL SENIOR LOANS (Cost - $12,632,232)				12,210,747

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes	2.375%	3/15/24	240,000	227,700
DISH Network Corp., Senior Notes	3.375%	8/15/26	950,000	579,500

TOTAL COMMUNICATION SERVICES				807,200

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	298,935

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	180,000	179,549
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	613,800

TOTAL FINANCIALS				793,349

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,060,000	900,470

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes 2.500% 6/15/26			270,000	240,165	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,451,904)				3,040,119

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Equitrans Midstream Corp.	9.750%		32,604	713,213
MPLX LP	9.538%		7,923	262,449	(i)(j)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $982,936)				975,662

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	47,191	$15,318
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	496,653	167,010
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	53,946	16,032
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,510,142	571,569	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000	18,924	(c)

TOTAL SOVEREIGN BONDS (Cost - $1,083,264)				788,853

			SHARES/UNITS
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			819,262,754	0	*(i)(j)(k)

Oil, Gas & Consumable Fuels - 0.3%
Berry Corp.			35,911	307,757
Chord Energy Corp.			1,925	310,887
Permian Production Partners LLC			21,667	14,084	(j)

Total Oil, Gas & Consumable Fuels				632,728

TOTAL ENERGY				632,728

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	95,132	*(i)(j)

TOTAL COMMON STOCKS (Cost - $7,081,682)				727,860

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $16,407)		5/28/28	17,136	4,285	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $252,438,721)				232,272,878

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,807,922)	5.261%	1,807,922	$1,807,922	(l)(m)

TOTAL INVESTMENTS - 97.9% (Cost - $254,246,643)			234,080,800
Other Assets in Excess of Liabilities - 2.1%			5,126,078

TOTAL NET ASSETS - 100.0%			$239,206,878

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of August 31, 2023.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Value is less than $1.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $1,807,922 and the cost was $1,807,922 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	12/23	$8,075,686	$8,126,063	$50,377

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	2,032,902	USD	2,244,608	Morgan Stanley & Co. Inc.	10/20/23	$(34,868)
GBP	1,477,000	USD	1,897,195	Morgan Stanley & Co. Inc.	10/20/23	(25,839)

Net unrealized depreciation on open forward foreign currency contracts						$(60,707)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$800,000	12/20/26	2.104%	5.000% quarterly	$68,580	$78,541	$(9,961)
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	0.569%	1.000% quarterly	9,015	(20,617)	29,632

Total	$1,600,000				$77,595	$57,924	$19,671

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	$460,000	6/20/27	2.836%	5.000% quarterly	$(32,917)	$(6,332)	$(26,585)
NOVA Chemicals Corp., 4.875%, due 6/1/24	362,000	6/20/27	3.848%	5.000% quarterly	(13,400)	(6,895)	(6,505)
Xerox Corp., 3.800%, due 5/15/24	183,000	6/20/27	2.740%	1.000% quarterly	10,497	19,719	(9,222)

Total	$1,005,000				$(35,820)	$6,492	$(42,312)

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either ( i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

27

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$197,468,861	—		$197,468,861
Asset-Backed Securities	—	17,056,491	—		17,056,491
Senior Loans:
Consumer Discretionary	—	2,995,420	$559,343		3,554,763
Materials	—	—	714,724		714,724
Other Senior Loans	—	7,941,260	—		7,941,260
Convertible Bonds & Notes	—	3,040,119	—		3,040,119
Convertible Preferred Stocks:
Energy	—	713,213	262,449		975,662
Sovereign Bonds	—	788,853	—		788,853
Common Stocks:
Energy	$618,644	14,084	0	*	632,728
Materials	—	—	95,132		95,132
Warrants	—	4,285	—		4,285

Total Long-Term Investments	618,644	230,022,586	1,631,648		232,272,878

Short-Term Investments†	1,807,922	—	—		1,807,922

Total Investments	$2,426,566	$230,022,586	$1,631,648		$234,080,800

Other Financial Instruments:
Futures Contracts††	$50,377	—	—		$50,377
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	$29,632	—		29,632

Total Other Financial Instruments	$50,377	$29,632	—		$80,009

Total	$2,476,943	$230,052,218	$1,631,648		$234,160,809

28

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$60,707	—	$60,707
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	9,961	—	9,961
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	42,312	—	42,312

Total	—	$112,980	—	$112,980

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$7,815,066	7,815,066	$6,007,144	6,007,144	—	$10,071	—	$1,807,922

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